Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 1,341,218	$ 6,078,953	$ 4,031,103
Cost of revenues	1,704,967	2,562,832	2,103,707
Gross profit (loss)	(363,749)	3,516,121	1,927,396
Operating expenses:
Research and development, net	1,286,932	927,048	1,054,895
Sales and marketing	1,161,371	923,439	874,793
General and administrative	2,412,373	3,014,378	2,927,310
Total operating expenses	4,860,676	4,864,865	4,856,998
Loss from operations	5,224,425	1,348,744	2,929,602
Financial expenses (income), net	184,897	(114,852)	(220,006)
Net loss	$ 5,409,322	$ 1,233,892	$ 2,709,596
Basic net loss attributable to shareholders per Ordinary Share (in Dollars per share)	$ (0.67)	$ (0.16)	$ (0.34)
Diluted net loss attributable to shareholders per Ordinary Share (in Dollars per share)	$ (0.67)	$ (0.16)	$ (0.34)
Weighted average number of Ordinary Shares used in computing loss per Ordinary Share (in Shares)	8,033,501	7,894,961	7,908,266